UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2011

Date of reporting period:	8/31/2011

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of August 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Capital Markets — 14.6%
106,964	Bank Sarasin & Cie AG (Switzerland)	$ 3,530,735
299,066	GAM Holding AG (Switzerland)	4,434,868
34,100	Goldman Sachs Group, Inc. (The)	3,963,102
100,708	Julius Baer Group Ltd. (Switzerland)	4,136,545
310,800	Matsui Securities Co. Ltd. (Japan)	1,429,505
386,725	UBS AG (Switzerland)(a)	5,600,398
28,502	Verwaltungs-und Privat-Bank AG (Switzerland)	3,390,106

		26,485,259

Commercial Banks — 49.5%
105,375	Banca Popolare dell’Etruria e del Lazio (Italy)(a)	260,811
703,600	Banco Santander Brasil SA (Brazil), ADR	6,768,632
61,553	BankNordik P/F (Faroe Islands)(a)	1,068,216
10,168	Banque Cantonale Vaudoise (Switzerland)	5,905,099
1,630,349	Barclays PLC (United Kingdom)	4,518,970
323,100	BB&T Corp.(b)	7,201,899
129,708	BNP Paribas SA (France)	6,683,463
27,197	Citizens & Northern Corp.	443,583
89,520	Citizens Republic Bancorp, Inc.(a)	708,103
1,032,983	Commerzbank AG (Germany)(a)	3,070,132
809,332	DnB NOR ASA (Norway)	9,769,166
196,300	First Horizon National Corp.(b)	1,381,952
16,651	Gronlandsbanken (Denmark)	1,094,869
240,360	Itau Unibanco Holding SA (Brazil), ADR	4,364,938
814,435	Karnataka Bank Ltd. (India)	1,707,182
3,338,480	Metropolitan Bank & Trust (Philippines)	5,787,858
1,584,500	Mitsubishi UFJ Financial Group, Inc. (Japan)	7,186,217
96,000	National Bank of Canada (Canada)	7,110,058
284,034	Standard Chartered PLC (United Kingdom)	6,455,004
296,300	Susquehanna Bancshares, Inc.(b)	1,988,173
1,554,313	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	1,649,716
184,200	Wells Fargo & Co.	4,807,620

		89,931,661

Consumer Finance — 0.8%
189,500	Imperial Holdings, Inc.(a)(b)	1,406,090

Diversified Financial Services — 6.3%
497,700	Bank of America Corp.	4,066,209
78,500	IBJ Leasing Co. Ltd. (Japan)	1,851,085
1,900,993	Infrastructure Development Finance Co. Ltd. (India)	4,736,271

35,278	NASDAQ OMX Group, Inc. (The)(a)	835,736

		11,489,301

Insurance — 18.1%
894,090	Ageas (Belgium)	1,798,095
271,925	AXA SA (France)	4,367,112
110,489	FBD Holdings PLC (Ireland)	1,063,402
177,300	Hartford Financial Services Group, Inc. (The)	3,393,522
612,081	Insurance Australia Group Ltd. (Australia)	1,993,700
393,017	Jardine Lloyd Thompson Group PLC (United Kingdom)	4,213,881
350,465	National Financial Partners Corp.(a)(b)	4,478,943
25,237	Powszechny Zaklad Ubezpieczen SA (Poland)	3,112,594
106,900	Progressive Corp. (The)	2,050,342
523,671	Storebrand ASA (Norway)	3,480,239
124,500	Unum Group(b)	2,930,730

		32,882,560

IT Services — 10.6%
235,720	Cielo SA (Brazil)	6,072,540
105,200	Euronet Worldwide, Inc.(a)	1,711,604
412,900	Lender Processing Services, Inc.	7,283,556
269,300	Redecard SA (Brazil)	4,127,722

		19,195,422

	TOTAL LONG-TERM INVESTMENTS (cost $186,013,437)	181,390,293

SHORT-TERM INVESTMENT — 7.6%
Affiliated Money Market Mutual Fund
13,798,847	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,798,847; includes $13,701,922 of cash collateral received for securities on loan)(c)(d)	13,798,847

	TOTAL INVESTMENTS(e) — 107.5% (cost $199,812,284)(f)	195,189,140
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5%)	(13,679,446)

	NET ASSETS — 100.0%	$181,509,694

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,338,476; cash collateral of $13,701,922 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of August 31, 2011, seven securities representing $24,691,818 and 13.6% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$200,083,482	$20,858,140	$(25,752,482)	$(4,894,342)

The difference between book basis and the tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$1,993,700	$—
Belgium	1,798,095	—	—
Brazil	21,333,832	—	—
Canada	7,110,058	—	—
Denmark	1,094,869	—	—
Faroe Islands	—	1,068,216	—
France	11,050,575	—	—
Germany	3,070,132	—	—
India	—	6,443,453	—
Ireland	1,063,402	—	—
Italy	260,811	—	—
Japan	—	10,466,807	—
Norway	13,249,405	—	—
Philippines	—	5,787,858	—
Poland	3,112,594	—	—
Switzerland	26,997,751	—	—
Turkey	1,649,716	—	—
United Kingdom	15,187,855	—	—
United States	48,651,164	—	—
Affiliated Money Market Mutual Fund	13,798,847	—	—

Total	$169,429,106	$25,760,034	$—

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2011 were as follows:

United States (including 7.5% of collateral received for securities on loan)	34.4%
Switzerland	14.9
Brazil	11.7
United Kingdom	8.4
Norway	7.3
France	6.1
Japan	5.8
Canada	3.9
India	3.5
Philippines	3.2
Germany	1.7
Poland	1.7
Australia	1.1
Belgium	1.0
Turkey	0.9
Denmark	0.6
Faroe Islands	0.6
Ireland	0.6
Italy	0.1

107.5
Liabilities in excess of other assets	(7.5)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.3%
COMMON STOCKS — 91.9%
Biotechnology — 46.6%
806,605	Achillion Pharmaceuticals, Inc.(a)	$ 4,960,621
906,200	Alexion Pharmaceuticals, Inc.(a)	52,509,759
2,219,722	Amarin Corp. PLC (Ireland), ADR(a)	25,549,000
398,230	Anadys Pharmaceuticals, Inc.(a)	284,973
893,616	Ardea Biosciences, Inc.(a)(c)	14,503,388
1,890,252	Ariad Pharmaceuticals, Inc.(a)(c)	18,600,080
1,241,172	BioMarin Pharmaceutical, Inc.(a)(c)	36,720,074
1,350,463	Biosante Pharmaceuticals, Inc.(a)(c)	3,538,213
331,677	Celgene Corp.(a)	19,724,831
1,350,087	Celldex Therapeutics, Inc.(a)(c)	4,212,271
1,878,853	Chelsea Therapeutics International Ltd.(a)(c)	8,041,491
308,909	Cytori Therapeutics, Inc.(a)(c)	1,019,400
183,123	Dendreon Corp.(a)(c)	2,248,750
1,270,982	Incyte Corp. Ltd.(a)(c)	20,424,681
594,402	Inhibitex, Inc.(a)	2,098,239
272,145	Intercell AG (Austria)(a)(c)	904,622
1,061,574	Ironwood Pharmaceuticals, Inc. (Class A Stock)(a)	13,524,453
942,980	Keryx Biopharmaceuticals, Inc.(a)(c)	3,837,929
572,396	Medivation, Inc.(a)	9,255,643
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 03/24/06)(a)(b)(d)	6,773,345
174,659	Onyx Pharmaceuticals, Inc.(a)	5,943,646
166,716	Pharmasset, Inc.(a)	21,893,145
465,742	QLT, Inc.(a)	3,362,657
432,046	Rigel Pharmaceuticals, Inc.(a)	3,404,523
170,566	Sangamo Biosciences, Inc.(a)(c)	922,762
597,605	Targacept, Inc.(a)	9,729,009
646,092	United Therapeutics Corp.(a)	27,878,870
426,096	Vertex Pharmaceuticals, Inc.(a)	19,289,366

		341,155,741

Healthcare Equipment & Supplies — 2.4%
364,489	Antares Pharma, Inc.(a)(c)	889,353
685,000	Derma Sciences, Inc.(a)	5,617,000
155,615	GenMark Diagnostics, Inc.(a)(c)	972,594
39,373	HeartWare International, Inc.(a)(c)	2,473,018
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	50,971
787,690	Sanuwave Health, Inc.(a)	2,441,839
202,999	Tornier NV(a)(c)	4,748,147

		17,192,922

Healthcare Providers & Services — 11.9%
401,764	Aetna, Inc.	16,082,613
79,488	AMERIGROUP Corp.(a)	3,932,271
201,446	AmerisourceBergen Corp.	7,973,233
95,923	Catalyst Health Solutions, Inc.(a)	5,152,984
128,608	Centene Corp.(a)	4,101,309
339,034	CIGNA Corp.	15,846,449
73,996	DaVita, Inc.(a)	5,444,626
208,715	Express Scripts, Inc.(a)	9,797,082
321,769	Odontoprev SA (Brazil)	5,590,885
42,700	Sinopharm Group Co. Ltd. (China) (Class H Stock), 144A	103,152
159,120	UnitedHealth Group, Inc.	7,561,382
131,585	Universal Health Services, Inc. (Class B Stock)	5,473,936

		87,059,922

Life Sciences Tools & Services — 2.5%
153,040	Illumina, Inc.(a)(c)	7,973,384
56,100	Life Technologies Corp.(a)(c)	2,356,200
861,887	Sequenom, Inc.(a)(c)	5,283,367
220,686	WuXi PharmaTech Cayman, Inc. (China), ADR(a)	3,025,605

		18,638,556

Pharmaceuticals — 28.5%
298,673	Aegerion Pharmaceuticals, Inc.(a)	4,336,732
17,279	Akorn, Inc.(a)	138,923
141,523	Allergan, Inc.	11,577,997
4,620,580	CFR Pharmaceuticals SA (Chile)(a)(b)	1,171,923
726,966	CFR Pharmaceuticals SA (Chile), ADR, 144A(a)(b)	18,438,115
2,267,512	Corcept Therapeutics, Inc.(a)(c)	6,417,059
1,462,646	Elan Corp. PLC (Ireland), ADR(a)(c)	15,606,433
364,922	Endocyte, Inc.(a)	3,999,545
606,776	Hikma Pharmaceuticals PLC (United Kingdom)	5,944,342
1,164,713	Impax Laboratories, Inc.(a)	22,909,905
915,613	MAP Pharmaceuticals, Inc.(a)	12,818,582
252,073	Medicines Co. (The)(a)	3,675,224
626,816	Mylan, Inc.(a)	13,012,700
196,076	Sagent Pharmaceuticals, Inc.(a)(c)	4,507,787
568,258	Salix Pharmaceuticals Ltd.(a)(c)	17,303,456
414,220	Sanofi (France), ADR	15,148,025
303,199	Shire PLC (Ireland), ADR	29,440,623
1,143,620	Tranzyme, Inc.(a)	3,636,712
540,154	Ventrus Biosciences, Inc.(a)	5,374,532
189,066	Watson Pharmaceuticals, Inc.(a)(c)	12,690,110

		208,148,725

	TOTAL COMMON STOCKS (cost $482,559,122)	672,195,866

PREFERRED STOCKS — 2.1%
Biotechnology — 0.8%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (original cost $4,900,000; purchased 06/13/06)(a)(b)(d)	5,702,481

Healthcare Equipment & Supplies — 0.4%
77,000	SuperDimension Ltd., Private Placement, Series D-1 (original cost $1,650,110; purchased 05/23/08)(a)(b)(d)	1,650,110
63,000	SuperDimension Ltd., Private Placement, Series D-2 (original cost $1,350,090; purchased 05/23/08)(a)(b)(d)	1,350,090

		3,000,200

Pharmaceuticals — 0.9%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 08/11/08)(a)(b)(d)	4,081,449
1,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B-1 (original cost $2,184,000; purchased 02/08/11-07/27/11)(a)(b)(d)	2,226,245

		6,307,694

	TOTAL PREFERRED STOCKS (cost $14,088,200)	15,010,375

Units
WARRANTS(e) — 0.3%
Biotechnology — 0.1%
679,000	Anadys Pharmaceuticals, Inc., expiring 06/09/14, Private Placement (original cost $–0; purchased 06/04/09)(a)(b)(d)	1,698
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/08)(a)(b)(d)	532,776
227,400	Cytori Therapeutics, Inc., expiring 02/28/12, Private Placement (original cost $31,836; purchased 02/23/07)(a)(b)(d)	659
222,500	Cytori Therapeutics, Inc., expiring 08/11/13, Private Placement (original cost $0; purchased 08/11/08)(a)(b)(d)	8,255
77,140	OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)(a)(b)(d)	76,284
2,075,000	Titan Pharmaceuticals, Inc. expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)(a)(b)(d)	233,230

		852,902

Healthcare Equipment & Supplies — 0.2%
342,500	Derma Sciences, Inc., expiring 06/22/16, Private Placement (original cost $47,950; purchased 06/17/11)(a)(b)(d)	606,053
226,804	EnteroMedics, Inc., expiring 02/20/13, Private Placement (original cost $170,103; purchased 02/20/09)(a)(b)(d)	0
600,000	Lombard Medical Technologies PLC (United Kingdom), Warrant B, expiring 06/15/12, Private Placement (original cost $0; purchased 07/10/07)(a)(b)(d)	0

787,690	Sanuwave Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)(a)(b)(d)	507,745

		1,113,798

Pharmaceuticals
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)(a)(b)(d)	0

	TOTAL WARRANTS (cost $306,373)	1,966,700

	TOTAL LONG-TERM INVESTMENTS (cost $496,953,695)	689,172,941

Shares
SHORT-TERM INVESTMENT — 20.2%
Affiliated Money Market Mutual Fund
147,839,921	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $147,839,921; includes $105,299,874 of cash collateral received for securities on loan)(f)(g)	147,839,921

	TOTAL INVESTMENTS(h) — 114.5% (cost $644,793,616)(i)	837,012,862
	LIABILITIES IN EXCESS OF OTHER ASSETS — (14.5%)	(105,701,232)

	NET ASSETS — 100.0%	$ 731,311,630

The following abbreviations are used in the portfolio descriptions:

144A— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,757,444; cash collateral of $105,299,874 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $18,716,877. The aggregate value of $23,750,420 is approximately 3.2% of net assets.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2011.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	As of August 31, 2011, 19 securities representing $42,291,687 and 5.8% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.

(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$644,946,101	$213,715,724	$(21,648,963)	$192,066,761

The difference between book basis and the tax basis were primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$646,881,254	$18,541,267	$6,773,345
Preferred Stocks	—	—	15,010,375
Warrants	—	—	1,966,700
Affiliated Money Market Mutual Fund	147,839,921	—	—

Total	$794,721,175	$18,541,267	$23,750,420

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/2010	$5,698,604	$11,874,639	$1,669,270
Realized gain (loss)	—	—	341,000
Change in unrealized appreciation (depreciation)*	1,074,741	951,736	249,480
Purchases	—	2,184,000	47,950
Sales	—	—	(341,000)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 08/31/11	$6,773,345	$15,010,375	$1,966,700

*	Of which, $2,352,734 was included in Net Assets relating to securities held at the reporting period end.

Prudential Jennison Utility Fund

Schedule of Investments

as of August 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS — 95.6%
Construction & Engineering — 0.9%
682,650	Chicago Bridge & Iron Co. NV	$ 24,404,737

Diversified Telecommunication Services — 4.0%
2,198,826	Alaska Communications Systems Group, Inc.(a)	16,711,078
1,029,557	Chunghwa Telecom Co. Ltd. (Taiwan), ADR	35,797,697
1,276,067	City Telecom HK Ltd. (Hong Kong), ADR	12,505,456
5,470,092	Frontier Communications Corp.(a)	40,970,989
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR(a)(b)	2,900,200

		108,885,420

Electric Utilities — 23.3%
1,149,939	American Electric Power Co., Inc.	44,422,144
2,129,849	Cia Energetica de Minas Gerais (Brazil), ADR	40,296,743
748,080	Edison International	27,821,095
3,495,562	Enel SpA (Italy)	17,072,587
1,572,647	Exelon Corp.(a)	67,812,539
1,571,677	FirstEnergy Corp.	69,546,707
2,182,097	Great Plains Energy, Inc.	42,659,996
719,320	ITC Holdings Corp.	54,423,751
503,973	NextEra Energy, Inc.	28,585,349
1,130,051	Northeast Utilities	39,212,770
2,426,673	NV Energy, Inc.	36,205,961
2,496,042	PPL Corp.	72,085,693
2,634,607	Scottish & Southern Energy PLC (United Kingdom)	55,597,765
973,493	UIL Holdings Corp.(a)	33,059,822

		628,802,922

Gas Utilities —3.4%
653,935	Enagas SA (Spain)	13,724,237
1,090,285	ONEOK, Inc.	77,301,207

		91,025,444

Independent Power Producers & Energy Traders — 11.9%
2,564,691	AES Corp. (The)(b)	27,852,544
3,978,819	Calpine Corp.(b)	58,608,004
6,303,216	China Hydroelectric Corp. (China), ADR(a)(b)	16,640,490
8,177,382	GenOn Energy, Inc.(b)	24,859,241
16,542,238	International Power PLC (United Kingdom)	91,300,114
1,576,228	MPX Energia SA (Brazil), 144A(b)(c)	36,635,741
1,380,183	NRG Energy, Inc.(a)(b)	32,351,490
2,052,676	Tractebel Energia SA (Brazil)	32,687,566

		320,935,190

Internet Software & Services — 1.2%
871,158	Rackspace Hosting, Inc.(a)(b)	31,849,536

Media — 1.8%
2,310,282	Comcast Corp. (Class A Stock)	49,694,166

Multi-Utilities — 19.1%
4,762,557	CenterPoint Energy, Inc.	95,298,766
7,242,341	Centrica PLC (United Kingdom)	35,175,372
3,109,612	CMS Energy Corp.	61,259,356
1,388,732	National Grid PLC (United Kingdom), ADR(a)	70,436,487
3,503,165	NiSource, Inc.(a)	74,827,605
1,592,425	Public Service Enterprise Group, Inc.	54,349,465
646,091	Sempra Energy	33,932,699
1,567,319	Wisconsin Energy Corp.	49,589,973
1,738,800	Xcel Energy, Inc.	42,896,196

		517,765,919

Oil, Gas & Consumable Fuels — 19.4%
1,850,071	Cheniere Energy, Inc.(a)(b)	14,338,050
1,338,432	Copano Energy LLC(a)	43,391,965
3,854,029	El Paso Corp.	73,766,115
907,292	Enbridge, Inc. (Canada)	30,110,273
2,146,402	Energy Transfer Equity LP(a)	82,078,413
5,172,825	Essar Energy PLC (Mauritius), 144A(b)(c)	21,244,497
566,834	Marathon Petroleum Corp.	21,006,868
593,036	Pacific Rubiales Energy Corp. (Canada)	14,588,213
1,139,932	Regency Energy Partners LP(a)	27,221,576
1,524,049	Targa Resources Corp.	45,477,622
910,600	TransCanada Corp. (Canada)	39,388,355
250,004	Whiting Petroleum Corp.(b)	11,777,689
2,638,606	Williams Cos., Inc. (The)	71,215,976
551,868	Williams Partners LP(a)	29,900,208

		525,505,820

Real Estate Investment Trusts — 1.2%
552,945	Digital Realty Trust, Inc.(a)	33,038,464

Road & Rail — 1.0%
301,846	Union Pacific Corp.	27,821,146

Transportation Infrastructure — 3.4%
496,046	CCR SA (Brazil)(c)	14,801,297
1,039,100	CCR SA (Brazil), 144A(c)	31,005,246
5,233,500	EcoRodovias Infraestrutura e Logistica SA (Brazil), 144A(c)	45,039,858

		90,846,401

Wireless Telecommunication Services — 5.0%
763,513	American Tower Corp. (Class A Stock)(b)	41,122,810
863,624	Crown Castle International Corp.(b)	37,507,190
1,470,320	NII Holdings, Inc.(b)	56,651,430

		135,281,430

	TOTAL COMMON STOCKS (cost $2,198,593,341)	2,585,856,595

PREFERRED STOCK — 0.5%
Electric Utilities
226,100	Great Plains Energy, Inc., CVT, 12.00% (cost $11,305,000)	13,762,707

Units
WARRANT(g)
Oil, Gas & Consumable Fuels
732,600	Rentech, Inc., Private Placement, expiring 04/20/12 (original cost $0; purchased 04/23/07)(b)(c)(d)	—

	TOTAL LONG-TERM INVESTMENTS (cost $2,209,898,341)	2,599,619,302

Shares
SHORT-TERM INVESTMENT — 13.0%
Affiliated Money Market Mutual Fund
351,664,910	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $351,664,910; includes $257,221,825 of cash collateral received for securities on loan)(e)(f)	351,664,910

	TOTAL INVESTMENTS(h) — 109.1% (cost $2,561,563,251)(i)	2,951,284,212
	LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1%)	(246,767,307)

	NET ASSETS — 100.0%	$2,704,516,905

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $250,598,449; cash collateral of $257,221,825 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the original cost of such security is $0. The value of $0 is 0.0% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2011.
(h)	As of August 31, 2011, one security representing $0 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,533,949,207	$546,997,909	$(129,662,904)	$417,335,005

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,585,856,595	$—	$—
Preferred Stock	13,762,707	—	—
Warrant	—	—	—	(a)
Affiliated Money Market Mutual Fund	351,664,910	—	—

Total	$2,951,284,212	$—	$—

(a)	As of August 31, 2011, the Fund held one warrant in the portfolio, which was fair valued at zero.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of August 31, 2011 may include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date October 19, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 19, 2011

*	Print the name and title of each signing officer under his or her signature.